Long-Term Investment	6 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LONG-TERM INVESTMENT

NOTE 8 – LONG-TERM INVESTMENT

In September 2021, the Company made an investment in Fuzhou Fumao by RMB 6,000,000 with equity percentage of 20%. The Company has no significant influence in Fuzhou Fumao’s operation. As of December 31, 2021, the Company carried the investment at its cost in the amount of $941,073.